INCOME TAX (Details - Components of loss before income tax) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
DisclosureLineItems [Line Items]
Loss before income taxes	$ (104,860)	$ (512,137)
VIRGIN ISLANDS, BRITISH
DisclosureLineItems [Line Items]
Loss before income taxes	(16,545)	(56,222)
Income Tax Jurisdiction, Foreign [Member]
DisclosureLineItems [Line Items]
Loss before income taxes	$ (88,315)	$ (455,915)